Convertible Notes (Details) - Schedule of Amortized Cost of the Convertible Notes - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Amortized Cost of the Convertible Notes [Abstract]
Convertible Notes- Issued in Jan, 2024	$ 550,000
Less debt discount and debt issuance cost	38,970
Convertible notes	511,030
Less current portion of convertible notes payable	511,030
Long-term convertible notes payable